Related party disclosure - Additional Information (Detail) $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2022 INR (₨) shares	Aug. 31, 2021 INR (₨)	Jan. 31, 2021 INR (₨)
Statement [Line Items]
Remuneration to key management personnel, short term employment benefits	₨ 626	$ 8	₨ 280	₨ 245
Remuneration to key management personnel, share based payment	1,753	21	2,085	2,291
Key management personnel compensation, gratuity and leave encashment expense	₨ 1	$ 0	6	₨ 5
Weighted average number of days trading price	30 days	30 days
Conversion ratio as per terms of option	conversion ratio of 1:0.8289	conversion ratio of 1:0.8289
Maximum cash purchase per annum required for shares | $		$ 12
Put option exercised value	₨ 1,000	$ 12	₨ 980
2021 Incentive Award Plan
Statement [Line Items]
Options granted to key management personnel | shares	12,287,354	12,287,354	4,087,354	36,085,265
Liability for Put Options with Non-controlling Interests
Statement [Line Items]
Outstanding liability	₨ 5,935		₨ 5,409
Put option exercised value	₨ 1,000	$ 12
Put option exercised during period | shares	2,116,955	2,116,955	2,037,252	0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 5.67
Wisemore Advisory Private Limited
Statement [Line Items]
Financial guarantee, related party transactions						₨ 4,900
Financial guarantee at fair value, related party transactions					₨ 78	₨ 121